Intangible assets, net (Summary of Group's Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Intangible assets, net [Line Items]
Gross carrying amount	¥ 252,488		¥ 297,634
Less: accumulated amortization	(134,077)		(87,485)
Less: accumulated impairment	(59,485)		(63,712)
Intangible assets, net	58,926	$ 8,487	146,437
Brand names [Member]
Intangible assets, net [Line Items]
Gross carrying amount	59,034		102,654
Less: accumulated amortization	(21,810)		(20,294)
Operating rights for game broadcasting [Member]
Intangible assets, net [Line Items]
Gross carrying amount	58,655		35,071
Less: accumulated amortization	(46,855)		(23,278)
Operating rights for licensed games [Member]
Intangible assets, net [Line Items]
Gross carrying amount	40,274		46,879
Less: accumulated amortization	(30,804)		(15,010)
Software [Member]
Intangible assets, net [Line Items]
Gross carrying amount	30,632		38,307
Less: accumulated amortization	(13,110)		(9,464)
Domain names [Member]
Intangible assets, net [Line Items]
Gross carrying amount	27,311		25,902
Less: accumulated amortization	(8,449)		(6,249)
Technology [Member]
Intangible assets, net [Line Items]
Gross carrying amount	18,282		17,621
Less: accumulated amortization	(9,457)		(7,712)
Others [Member]
Intangible assets, net [Line Items]
Gross carrying amount	18,300		31,200
Less: accumulated amortization	¥ (3,592)		¥ (5,478)